As filed with the Securities and Exchange Commission on November 9, 2011

 Securities Act Registration No. 333-57548
 Investment Company Act Registration No. 811-10319

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[Ö]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 21	[Ö]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[Ö]

Amendment No. 22	[Ö]

USA MUTUALS
(Exact Name of Registrant as Specified in Charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (800) 688-8257

Joseph C. Neuberger
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copies to:

Carol A. Gehl Godfrey & Kahn, S.C. 780 North Water Street Milwaukee, Wisconsin 53202	Rachel A. Spearo U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, 2nd Floor Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box):
[  ]           immediately upon filing pursuant to paragraph (b) of Rule 485.
[Ö ]           on November 17, 2011 pursuant to paragraph (b) of Rule 485.
[  ]           60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[  ]           on (date) pursuant to paragraph (a)(1) of Rule 485.
[  ]           75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[  ]           on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 19 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on August 31, 2011 and pursuant to Rule 485(a)(1) would become effective on October 30, 2011.

Post-Effective Amendment No. 20 was being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 10, 2011 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 21 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 17, 2011 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 21 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 9th day of November, 2011.

USA MUTUALS (Registrant)

By:     /s/ Jerry Szilagyi*
Jerry Szilagyi
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 21 to this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

/s/ Jerry Szilagyi* Jerry Szilagyi	President	November 9, 2011
/s/ Joseph C. Neuberger Joseph C. Neuberger	Chairman and Trustee	November 9, 2011
/s/ Dr. Michael D. Akers* Dr. Michael D. Akers	Independent Trustee	November 9, 2011
/s/ Gary A. Drska* Gary A. Drska	Independent Trustee	November 9, 2011

* By: /s/ Joseph C. Neuberger Joseph C. Neuberger Trustee and Chairperson *Attorney-in-fact pursuant to Power of Attorney dated August 11, 2011.